Income tax expense - Summary of Major Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current tax:
Current tax on profit for the year	₨ 32,824	$ 504	₨ 39,520	₨ 36,681
Charge / (credit) in respect of current tax for earlier years	392	6	(87)	(1,660)
Total current tax	33,216	510	39,433	35,021
Deferred tax:
Origination and reversal of temporary differences	31,633	486	(690)	(139,104)
Charge in respect of deferred tax for earlier years	835	13	(716)	19
Increase in tax rate	742	11		1,004
Total deferred tax	33,210	510	(1,406)	(138,081)
Total	66,426	1,020	38,027	(103,060)
Accounting profit / (loss) before tax	₨ 113,335	$ 1,741	₨ 136,572	₨ (284,408)
Effective income tax rate (%)	58.60%	58.60%	27.80%	36.20%
- cash flow hedges	₨ (1,572)	$ (24)	₨ 383	₨ 185
- reclassification adjustments on cash flow hedges	1,226	19	(284)	(101)
- remeasurement of defined benefit obligation	(30)	0	(40)	(47)
- Exchange differences on translation of foreign operations	29	0	(61)
Total	₨ (347)	$ (5)	₨ (2)	₨ 37